Intangible Assets - Pre-publication - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	£ 817
Transfer from intangible assets	12
At end of year	870	£ 817
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	2,096	1,854
Exchange differences	(66)	70
Additions	306	328
Disposals	(82)	(158)
Transfer from property, plant and equipment	9	2
Transfer from intangible assets	(7)	(11)
At end of year	2,275	2,096
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	(1,279)	(1,113)
Exchange differences	53	(53)
Charge for the year	(266)	(187)
Disposals	82	158
Transfer from intangible assets	3
At end of year	£ (1,405)	£ (1,279)